Intangibles	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangibles
5.	Intangibles

Details of the Intangibles are as follows:

	Year ended December 31,
	2019	2018
Intangibles – beginning of period	$24,185	$3,130
Additions	195	21,055
Intangibles – end of period	$24,380	$24,185

In October 2017, the Company entered into an agreement with EIP Credit Co., LLC to reserve wetland mitigation bank credits the Company can use for the Project for a minimum of five years in exchange for an initial down payment applicable to the purchase price, contractual transfer of certain lands, and annual option payments not applicable to the purchase price. Annual option payments of $0.250 million are expensed as incurred whereas option exercise payments will be recorded to Intangibles and transferred to Mineral Property, Plant and Equipment once placed into service.  During 2018, the Company exercised part of its rights and purchased wetland mitigation bank credits, which resulted in a $21.055 million addition to Intangibles.  During 2019, the Company recorded $0.195 million related to software costs (2018 - $nil).